UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $825,488 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   103407  1603202 SH       SOLE                  1504079        0    99123
APPLIED MATLS INC              COM              038222105    50040  4020903 SH       SOLE                  3772206        0   248697
ASCENA RETAIL GROUP INC        COM              04351G101    76569  1727642 SH       SOLE                  1619804        0   107838
ASPEN TECHNOLOGY INC           COM              045327103    75599  3682344 SH       SOLE                  3454878        0   227466
COMFORT SYS USA INC            COM              199908104    32574  2985714 SH       SOLE                  2799359        0   186355
CULP INC                       COM              230215105    10788   982499 SH       SOLE                   857655        0   124844
JDA SOFTWARE GROUP INC         COM              46612K108    88048  3204087 SH       SOLE                  3004749        0   199338
JOS A BANK CLOTHIERS INC       COM              480838101    39153   776690 SH       SOLE                   728388        0    48302
KNOLL INC                      COM NEW          498904200    58833  3535634 SH       SOLE                  3317042        0   218592
MONARCH CASINO & RESORT INC    COM              609027107     6640   644685 SH       SOLE                   565814        0    78871
MTS SYS CORP                   COM              553777103    36336   684416 SH       SOLE                   641662        0    42754
OPEN TEXT CORP                 COM              683715106    80509  1316373 SH       SOLE                  1234905        0    81468
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    25663  1500731 SH       SOLE                  1399087        0   101644
PROGRESS SOFTWARE CORP         COM              743312100    77290  3272237 SH       SOLE                  3069556        0   202681
QUANEX BUILDING PRODUCTS COR   COM              747619104     1624    92111 SH       SOLE                    86359        0     5752
WATERS CORP                    COM              941848103    62415   673593 SH       SOLE                   631711        0    41882